RELATED PARTY TRANSACTIONS - TRANSACTIONS WITH SINOPEC GROUP COMPANY AND FELLOW SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Interest income	¥ 5,732	¥ 4,803	¥ 7,210
Interest expense	15,018	15,198	17,091
Interest expense on lease liabilities	9,200	9,349	9,646
Guarantees	14,863	14,840
Sinopec Group Company and fellow subsidiaries, associates and joint ventures [member]
Disclosure of transactions between related parties [line items]
Sales of goods	297,381	228,307	279,784
Purchases	191,888	151,300	181,944
Transportation and storage	19,443	8,734	8,097
Exploration and development services	33,930	31,444	33,310
Production related services	44,405	31,915	38,603
Ancillary and social services	1,730	2,952	3,017
Agency commission income	194	160	116
Interest income	715	704	1,066
Interest expense	385	919	1,334
Net deposits withdrawn from/(placed with) related parties	(8,265)	(17,585)	5,230
Net funds obtained from/(repaid with) related parties	30,305	(31,144)	3,438
Interest expense on lease liabilities	7,863	8,160
Rental paid for land	10,834	11,090	11,333
Rental paid for buildings	572	571	518
Rental paid for others	269	330	¥ 468
Guarantees	0	0
Finance companies
Disclosure of transactions between related parties [line items]
deposits placed with related parties	¥ 61,682	¥ 53,417